Property, Plant and Equipment (Regulated and Non-Regulated Generation and Distribution PP&E) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 26,599	$ 25,552
Accumulated depreciation	(8,651)	(8,486)
Net electric generation and distribution assets and other	17,948	17,066
Regulated Operation [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	9,709	9,151
Accumulated depreciation	(4,067)	(3,655)
Net electric generation and distribution assets and other	5,642	5,496
Unregulated Operation [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	16,890	16,401
Accumulated depreciation	(4,584)	(4,831)
Net electric generation and distribution assets and other	$ 12,306	$ 11,570